Employee compensation and benefits - Movement on HSBC share awards (Details) - Conditional share awards shares in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding at 1 Jan (in shares)	94,897	104,525
Additions during the year (in shares)	71,858	61,569
Released in the year (in shares)	(67,737)	(67,899)
Forfeited in the year (in shares)	(1,963)	(3,298)
Share awards outstanding at 31 Dec (in shares)	97,055	94,897
Weighted average fair value of awards granted (in dollars per share) | $	$ 7.89	$ 7.66